Selected Quarterly Financial Data (Summary Of Quarterly Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Selected Quarterly Financial Data [Abstract]
Total interest and dividend income	$ 79,305	$ 80,645	$ 83,274	$ 84,827	$ 86,594	$ 88,083	$ 84,941	$ 87,247	$ 328,051	$ 346,865	$ 374,051
Net interest and dividend income	45,853	46,188	47,466	45,374	43,865	44,308	40,556	40,005	184,881	168,734	169,565
Provision for credit losses			1,500	540	1,650	1,240	520	650	2,040	4,060	8,881
Net income (loss)	$ 17,736	$ 18,673	$ 19,315	$ 18,789	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 74,513	$ 38,403	$ 67,840
Basic earnings per share	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Diluted earnings per share	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Dividends declared per share	$ 0.075	$ 0.075	$ 0.075	$ 0.175	$ 0.075	$ 0.075	$ 0.675	$ 0.800	$ 0.400	$ 1.625	$ 2.29
Average number of basic shares outstanding	151,077,000	156,962,000	161,722,000	161,923,000	161,784,000	161,642,000	161,500,000	165,541,000	157,912,978	162,625,274	165,862,176
Average number of diluted shares outstanding	151,079,000	156,966,000	161,728,000	161,931,000	161,791,000	161,648,000	161,507,000	165,541,000	157,916,400	162,632,665	165,899,445